Supplement to the
Strategic Advisers® Multi-Manager 2060 Fund
July 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

O60-14-01  August 8, 2014
1.9859947.100

Supplement to the
Strategic Advisers® Multi-Manager 2060 Fund
Class L and Class N
July 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

O60-L-O60-N-14-01  August 8, 2014
1.9859948.100

Supplement to the

Strategic Advisers® Multi-Manager Target Date Funds

Fund	Class L	Class N
Strategic Advisers® Multi-Manager Income Fund	FMJPX	FMJQX
Strategic Advisers Multi-Manager 2005 Fund	FMJRX	FMJSX
Strategic Advisers Multi-Manager 2010 Fund	FMJTX	FMJUX
Strategic Advisers Multi-Manager 2015 Fund	FMJVX	FMJWX
Strategic Advisers Multi-Manager 2020 Fund	FMJYX	FMJZX
Strategic Advisers Multi-Manager 2025 Fund	FMJAX	FMJBX
Strategic Advisers Multi-Manager 2030 Fund	FMJIX	FMJJX
Strategic Advisers Multi-Manager 2035 Fund	FMJCX	FMJEX
Strategic Advisers Multi-Manager 2040 Fund	FJMVX	FMJKX
Strategic Advisers Multi-Manager 2045 Fund	FMJFX	FMJGX
Strategic Advisers Multi-Manager 2050 Fund	FMJLX	FMJMX
Strategic Advisers Multi-Manager 2055 Fund	FMJNX	FMJOX

Funds of Fidelity Boylston Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

The following information replaces similar information found in the "Fund Holdings Information" section on page 71.

Each fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, on www.advisor.fidelity.com. Each fund will also provide a full list of monthly and quarterly holdings on www.401k.com (log in) as described above.

OLF-L-OLF-NB-14-03  August 8, 2014
1.9587292.102